Inventories	12 Months Ended
Feb. 24, 2023
Inventory Disclosure [Abstract]
Inventories	INVENTORIES

Inventories	February 24, 2023	February 25, 2022
Raw materials and work-in-process	$232.8	$208.2
Finished goods	118.1	146.9
	350.9	355.1
Revaluation to LIFO	31.2	28.9
	$319.7	$326.2
The portion of inventories determined by the LIFO method aggregated to $134.1 and $141.4 as of February 24, 2023 and February 25, 2022, respectively.